SUBSEQUENT EVENT (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	May 02, 2025	May 01, 2025	Apr. 15, 2025	Sep. 18, 2023	Mar. 15, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Stock option granted shares					5,000,000	0	0	0	155,000,000
Vesting period					36 months
Shares outstanding						34,461		34,853	34,853
Fair value of shares outstanding						$ 3,446,113		$ 3,485,313	$ 3,485,313
Surrender for cancellation, shares						0	0
Common Stock [Member]
Subsequent Event [Line Items]
Surrender for cancellation, shares				527,334
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Share conversion description						the Company had a total of		the Company had a total of 34,853 shares of Series C Preferred Stock outstanding with a fair value of $3,485,313, and a stated face value of one hundred dollars ($100) per share which are convertible into shares of fully paid and non-assessable shares of common stock of the Company.
Shares outstanding						34,461		34,853
Fair value of shares outstanding						$ 3,446,113		$ 3,485,313
Preferred stock conversion price						$ 0.0014		$ 0.0014
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Stock based compensation value		$ 3,000	$ 10,000
Stock option granted shares		2,500,000
Vesting period		36 months
Subsequent Event [Member] | Consultant [Member] | G H S Investments L L C [Member]
Subsequent Event [Line Items]
Number of shares value	$ 3,000,000